Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 976	$ 140	¥ 4,599
Accounts receivable, net	6,522	933
Prepayment and other current assets, net	165,379	23,649
Current assets of discontinued operations			33,448
Total current assets	172,877	24,722	38,047
Non-current assets:
Non-current assets of discontinued operations			6,096
Total non-current assets			6,096
Total assets	172,877	24,722	44,143
Current liabilities:
Accounts payable	6,499	929
Advance from customers	189	27
Salary and welfare benefits payable	2,017	288	805
Other taxes payable	4	1	6,856
Other current liabilities	906	130	1,530
Current liabilities of discontinued operations			92,191
Total current liabilities	16,220	2,320	103,032
Warrant liability	24,377	3,486	68,556
Non-current liabilities of discontinued operations			13,362
Total non-current liabilities	24,377	3,486	81,918
Total liabilities	40,597	5,806	184,950
Commitments and contingencies
Shareholders’ equity:
Treasury stock (12,765,549 treasury stock as of December 31, 2024; 8,548,547 treasury stock as of December 31, 2025)	(13,113)	(1,875)	(34,526)
Additional paid-in capital	1,501,288	214,681	1,323,281
Accumulated deficit	(1,418,800)	(202,890)	(1,421,097)
Accumulated other comprehensive (loss)/income	56,998	8,151	(8,980)
Total shareholders’ equity	132,280	18,916	(140,807)
TOTAL LIABILITIES AND EQUITY	172,877	24,722	44,143
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	5,899	844	480
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	35	5	35
Related party
Current liabilities:
Payables due to related parties	397	57	572
Third Party
Current liabilities:
Payable third-party loans	¥ 6,208	$ 888	¥ 1,078